UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-03128
Morgan Stanley Dividend Growth Securities Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Ronald E. Robison
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: February 28, 2009
Date of reporting period: May 31, 2008
Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Dividend Growth Securities Inc.
Portfolio of Investments May 31, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (94.5%)
	Aerospace & Defense (1.8%)
306,864	Northrop Grumman Corp.	$23,155,957
356,600	Raytheon Co.	22,772,476

		45,928,433

	Apparel/Footwear (0.7%)
242,492	V.F. Corp.	18,356,644

	Auto Parts: O.E.M. (1.1%)
799,600	Johnson Controls, Inc.	27,234,376

	Beverages: Non-Alcoholic (2.1%)
751,003	PepsiCo, Inc.	51,293,505

	Chemicals: Agricultural (1.3%)
244,900	Monsanto Co.	31,200,260

	Computer Communications (3.0%)
2,746,550	Cisco Systems, Inc.*	73,387,816

	Computer Peripherals (3.4%)
3,808,602	EMC Corp.*	66,422,019
500,200	Lexmark International, Inc. (Class A)*	18,437,372

		84,859,391

	Computer Processing Hardware (1.6%)
1,700,077	Dell Inc.*	39,203,776

	Contract Drilling (1.0%)
759,900	Patterson-UTI Energy, Inc.	23,921,652

	Data Processing Services (0.7%)
490,700	Paychex, Inc.	16,953,685

	Department Stores (2.8%)
745,600	Kohl’s Corp.*	33,402,880
1,559,981	Macy’s, Inc.	36,924,750

		70,327,630

	Discount Stores (1.9%)
892,089	Target Corp.	47,601,869

	Drugstore Chains (1.6%)
925,611	CVS Caremark Corp.	39,606,895

	Electric Utilities (2.3%)
661,698	Exelon Corp.	58,229,424

	Engineering & Construction (0.5%)
261,300	Chicago Bridge & Iron Company N.V. (Netherlands)	11,941,410

	Financial Conglomerates (5.7%)
323,700	American Express Co.	15,003,495
1,322,705	Citigroup, Inc.	28,954,012
1,520,900	JPMorgan Chase & Co.	65,398,700
432,715	Prudential Financial, Inc.	32,323,810

		141,680,017

	Food: Major Diversified (1.1%)
810,346	Kraft Foods Inc. (Class A)	26,320,038

	Home Improvement Chains (1.5%)
1,403,900	Home Depot, Inc. (The)	38,410,704

	Household/Personal Care (2.7%)
1,022,102	Procter & Gamble Co. (The)	67,509,837

NUMBER OF
SHARES		VALUE
	Industrial Conglomerates (7.8%)
465,400	3M Co.	36,096,424
2,799,633	General Electric Co.	86,004,726
1,023,544	United Technologies Corp.	72,712,566

		194,813,716

	Information Technology Services (2.8%)
890,540	Accenture Ltd. (Class A) (Bermuda)	36,351,843
249,000	International Business Machines Corp.	32,228,070

		68,579,913

	Integrated Oil (5.0%)
595,800	BP PLC (ADR) (United Kingdom)	43,201,458
913,583	Exxon Mobil Corp.	81,089,627

		124,291,085

	Internet Software/Services (1.3%)
54,324	Google Inc. (Class A)*	31,822,999

	Investment Banks/Brokers (2.4%)
149,534	Goldman Sachs Group, Inc. (The)	26,379,293
764,340	Merrill Lynch & Co., Inc.	33,569,813

		59,949,106

	Life/Health Insurance (1.8%)
251,260	Lincoln National Corp.	13,859,502
523,908	MetLife, Inc.	31,450,197

		45,309,699

	Major Banks (3.6%)
806,000	Bank of America Corp.	27,412,060
915,138	Bank of New York Mellon Corp.	40,751,095
791,400	Wells Fargo & Co.	21,818,898

		89,982,053

	Major Telecommunications (2.5%)
1,070,347	AT&T Inc.	42,706,845
495,000	Verizon Communications, Inc.	19,042,650

		61,749,495

	Media Conglomerates (1.4%)
1,496,500	Time Warner, Inc.	23,764,420
306,216	Viacom Inc. (Class B)*	10,968,657

		34,733,077

	Medical Specialties (3.7%)
108,531	Alcon, Inc. (Switzerland)	17,039,367
993,900	Covidien Ltd. (bermuda)	49,784,451
491,200	Medtronic, Inc.	24,889,104

		91,712,922

	Office Equipment/Supplies (1.2%)
809,800	Pitney Bowes, Inc.	29,403,838

	Oil & Gas Production (1.5%)
590,666	XTO Energy, Inc.	37,578,171

	Oilfield Services/Equipment (5.6%)
476,198	Cameron International Corp.*	25,348,020
1,060,000	Halliburton Co.	51,494,800
141,880	Schlumberger Ltd. (Netherlands Antilles)	14,348,324
1,041,038	Weatherford International Ltd. (Bermuda)*	47,502,564

		138,693,708

	Other Consumer Services (1.6%)
1,361,310	eBay Inc.*	40,852,913

	Packaged Software (3.7%)
497,200	McAfee Inc.*	18,023,500
2,608,482	Microsoft Corp.	73,872,210

		91,895,710

	Pharmaceuticals: Major (5.0%)
794,389	Johnson & Johnson	53,017,522
900,303	Pfizer, Inc.	17,429,866
1,207,989	Wyeth	53,719,271

		124,166,659

	Semiconductors (2.5%)
2,701,909	Intel Corp.	62,630,251

	Specialty Telecommunications (0.0%)

NUMBER OF
SHARES		VALUE
6,191	Fairpoint Communications, Inc.	55,719

	Steel (0.9%)
301,000	Nucor Corp.	22,514,800

	Tobacco (3.3%)
1,103,011	Altria Group, Inc.	24,553,025
1,103,011	Philip Morris International Inc.*	58,084,559

		82,637,584

	Total Common Stocks
	(Cost $1,539,028,779)	2,347,340,780

NUMBER OF
SHARES (000)
	Short-Term Investment (a) (5.5%)
	Investment Company
135,822	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class
	(Cost $135,821,952)		135,821,952

	Total Investments
	(Cost $2,674,850,731) (b)	99.9%	2,483,162,732
	Other Assets in Excess of Liabilities	0.1	1,874,678

	Net Assets	100.0%	$2,485,037,410

ADR	American Depositary Receipt.

*	Non-income producing security.

(a)	The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio — Intitutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.

(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

MS Dividend Growth Securities
Notes to the Portfolio of Investments
FAS 157
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at May 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$2,483,162,732	$2,483,162,732	—	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Directors of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Directors; (7) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (8) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (9) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Dividend Growth Securities Inc.
/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 17, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 17, 2008
/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 17, 2008

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